GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

        The information required to be contained in this report for the period ending March 31, 2004 includes the following previously filed annual report for the INVESCO Dynamics Fund, an underlying fund of the above-referenced Registrant, which is incorporated herein by reference:

INVESCO STOCK FUNDS, INC. - INVESCO Dynamics Fund
Filed No. 811-01474
Form N-CSR
Filed via EDGAR and accepted on April 8, 2004
Accession No. 0001193125-04-059130